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                            WARBURG, PINCUS TRUST II


     I, the undersigned, a duly elected officer of the Warburg, Pincus Trust II, do hereby certify that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 28, 1999, and (ii) the text of such amendment was filed electronically.


     IN WITNESS WHEREOF, I have signed this Certificate on this 24th day of May, 1999.


                                                  WARBURG, PINCUS TRUST II



                                                  By: /s/ Janna Manes
                                                  Name: Janna Manes
                                                  Title: Vice President and
                                                         Secretary